CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (unaudited) (USD $)	3 Months Ended		5 Months Ended	9 Months Ended		12 Months Ended	18 Months Ended	26 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2011	Sep. 30, 2012
Income Statement [Abstract]
REVENUE:
OPERATING EXPENSES:
Research and development	90,880	109,976	73,559	138,152	353,376	362,850	436,409	574,561
Selling, general and administrative	638,981	397,817	764,598	1,584,377	1,071,111	1,713,895	2,478,493	4,062,870
Depreciation	1,120	813		3,360	1,077	2,197	2,197	5,557
Total operating expenses	730,981	508,606	838,157	1,725,889	1,425,564	2,078,942	2,917,099	4,642,988
Loss from operations	(730,981)	(508,606)	(838,157)	(1,725,889)	(1,425,564)	(2,078,942)	(2,917,099)	(4,642,988)
Other income (expense):
Interest expense	(123,460)	(48,043)		(542,497)	(48,043)	(182,929)	(182,929)	(725,426)
Loss on modification of debt						(88,849)	(88,849)	(88,849)
Loss on settlement of debt	(829,530)			(829,530)		89,241	89,241	(829,530)
Gain/ Loss on change in fair value of derivative liabilities	(450,330)	(23,191)		(387,185)	(23,191)			(297,944)
Loss before provision for income taxes	(2,134,301)	(579,840)	(838,157)	(3,485,101)	(1,496,798)	(2,261,479)	(3,099,636)	(6,584,737)
Provision for income taxes (benefit)
NET LOSS	$ (2,134,301)	$ (579,840)	$ (838,157)	$ (3,485,101)	$ (1,496,798)	$ (2,261,479)	$ (3,099,636)	$ (6,584,737)
Net loss per common share, basic and fully diluted	$ (0.01)	$ 0.00	$ (0.04)	$ (0.02)	$ (0.01)	$ (0.01)
Weighted average number of common shares outstanding, basic and fully diluted	255,221,874	339,017,691	20,955,199	235,323,859	237,157,904	226,844,313